Acquisitions - Supplemental Pro Forma Data (Details) - Revelyst Business - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fox Racing
Business Acquisition [Line Items]
Sales, net	$ 1,445,233	$ 1,622,214
Net income (loss)	$ (323,959)	66,061
Foresight Sports
Business Acquisition [Line Items]
Sales, net		1,366,096	$ 1,190,506
Net income (loss)		$ 90,397	$ 118,756